Average Annual Total Returns - Pioneer Fundamental Growth Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	K 1 Year	K 5 Years	K 10 Years	K SinceInception	K InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	19.71%	15.13%	14.75%	10.72%	Aug. 22, 2002	17.25%	13.71%	13.65%	9.73%	13.30%	11.90%	12.15%	8.89%	26.15%	15.73%	14.61%	10.49%	Dec. 15, 2005	27.51%	17.00%		17.01%	Dec. 20, 2012	26.60%	16.14%		14.85%	Apr. 02, 2012	27.36%	16.87%	15.79%	17.10%	Apr. 07, 2009	38.49%	21.00%	17.21%	11.78%	Aug. 22, 2002